Note 16 - Income Taxes	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income taxes:

Income taxes, including both the current and deferred portions, vary from the amounts that would be computed by applying the aggregated statutory federal tax rates and provincial tax rates of 27% (2023 - 27%) to income before income taxes. Income taxes have been computed as follows:

(thousands of Canadian dollars)
	2024	2023

Income before income taxes	$54,793	$57,645
Income tax rate	27%	27%

Expected income tax provision	14,794	15,564

Tax rate differential on international operations	(426)	(569)
Reversal of previously recongized deferred tax asset	1,671	-
Unrecognized deferred tax asset	-	136
Effect of changes in tax rates	(89)	-
Other permanent differences	(174)	352
Adjustments for prior years	(731)	-

Income taxes	$15,045	$15,483

Income taxes is comprised of the following:

(thousands of Canadian dollars)
	2024	2023

Current income taxes	$12,328	$17,468
Deferred income taxes	2,717	(1,985)
Income taxes	$15,045	$15,483

The components of the recognized deferred income tax assets and liabilities and related changes, as recognized in net income, equity or accumulated comprehensive income, are as follows:

(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2023	income	2024

Allowance for credit losses	$666	$(35)	$631
Loss carry forwards	1,625	(66)	1,559
Share issue and financing costs	446	(429)	17
Deferred loan fees	818	(119)	699
Property and equipment and right-of-use assets	580	(22)	558
Other	1,790	(1,745)	45
Total deferred tax assets	5,925	(2,416)	3,509

Intangibles assets	598	(95)	503
Deposit commissions	1,823	72	1,895
Property and equipment and right-of-use assets	133	(85)	48
Other	44	410	454
Total deferred tax liabilities	2,598	302	2,900
Net deferred income tax assets	$3,327	$(2,718)	$609

(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2022	income	2023

Allowance for credit losses	$508	$158	$666
Loss carry forwards	-	1,625	1,625
Share issue and financing costs	909	(463)	446
Deferred loan fees	658	160	818
Property and equipment and right-of-use assets	560	20	580
Other	892	898	1,790
Total deferred tax assets	3,527	2,398	5,925

Intangibles assets	786	(188)	598
Deposit commissions	1,227	596	1,823
Property and equipment and right-of-use assets	128	5	133
Other	44	-	44
Total deferred tax liabilities	2,185	413	2,598
Net deferred income tax assets	$1,342	$1,985	$3,327

The net deferred taxes are comprised of:

(thousands of Canadian dollars)
	2024	2023

Deferred tax assets	$750	$4,058
Deferred tax liabilities	(141)	(731)
Net deferred income tax assets	$609	$3,327

A deferred tax asset in the amount of $0.3 million (2023 - $1.8 million) has been recognized in the financial statements which utilization is dependent on future taxable earnings in the tax jurisdiction to which it relates. The Bank has forecasted earnings in this tax jurisdiction which will allow for the use of these deferred tax assets.

The Bank is subject to Part VI.1 tax which is a 40% tax on dividends paid on taxable preferred shares under the Income Tax Act (Canada). The Part VI.1 tax of $196,000 (2023 - $396,000) and related tax recovery is recorded through equity.

At October 31, 2024, the Bank had US income tax losses which can be carried forward to reduce taxable income in future years in the amount of $1.0 million (2023 - $1.2 million). These loss carry forwards of the Bank have no expiry date. The deferred tax asset of $293,000 (2023 - $360,000) relating to the US income tax losses has been recognized in these statements as it is probable the Bank will have earnings which will allow for the use of these losses.

In addition, the Bank has approximately $9.5 million (2023 - $9.5 million) of capital loss carry forwards which may be applied against future capital gains and for which the deferred tax asset of $1.3 million (2023 - $1.3 million) has been recognized.

A deferred tax liability on taxable temporary differences of approximately $6.6 million (2023 - $3.5 million) relating to the Bank’s investment in its subsidiaries was not recognized as the Bank is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.